INCOME TAXES - Movement in Components of Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	$ 2,945	$ 2,814
Recognized in Earnings (Loss)	(340)	(175)
Recognized in Other Comprehensive Income (Loss)	0	(1)
Acquisition	0	289
Equity	2	3
Other	(4)	15
Deferred tax liability (asset) at end of period	2,603	2,945
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	13	18
Recognized in Earnings (Loss)	21	5
Recognized in Other Comprehensive Income (Loss)	(4)
Deferred tax liability (asset) at end of period	(4)	13
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(9)	(9)
Recognized in Earnings (Loss)	(2)	(1)
Recognized in Other Comprehensive Income (Loss)	4	1
Deferred tax liability (asset) at end of period	(11)	(9)
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(24)	(26)
Recognized in Earnings (Loss)	(10)	(2)
Deferred tax liability (asset) at end of period	(14)	(24)
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(79)	(46)
Recognized in Earnings (Loss)	4	16
Acquisition		(17)
Deferred tax liability (asset) at end of period	(83)	(79)
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(400)	(153)
Recognized in Earnings (Loss)	(125)	256
Acquisition		(13)
Other		22
Deferred tax liability (asset) at end of period	(275)	(400)
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(52)	(67)
Recognized in Earnings (Loss)	16	(40)
Acquisition		(28)
Equity	(2)	(3)
Deferred tax liability (asset) at end of period	(66)	(52)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	2,036	1,587
Recognized in Earnings (Loss)	55	286
Acquisition		163
Deferred tax liability (asset) at end of period	2,091	2,036
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	263	118
Recognized in Earnings (Loss)	(3)	(14)
Acquisition		159
Deferred tax liability (asset) at end of period	260	263
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	1,109	1,263
Recognized in Earnings (Loss)	(417)	(154)
Deferred tax liability (asset) at end of period	692	1,109
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	101	122
Recognized in Earnings (Loss)	(103)	(46)
Acquisition		25
Deferred tax liability (asset) at end of period	(2)	101
Other taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(13)	7
Recognized in Earnings (Loss)	32	(13)
Other	(4)	(7)
Deferred tax liability (asset) at end of period	$ 15	$ (13)